FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 472,498	£ 457,958
Loans and advances to banks	6,611	26,902	£ 25,117
Debt securities	3,643	3,397
Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	472,498	457,958
Loans and advances to banks	6,611	26,902
Debt securities	3,643	3,397
Loans and receivables, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	16,832
Loans and advances to banks	771
Debt securities	3,571	3,288
Loans and receivables, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	455,253	457,461
Loans and advances to banks	5,793	26,812
Debt securities	15	15
Reverse Repurchase Agreement [Member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	16,832
Loans and advances to banks	771
Reverse Repurchase Agreement [Member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers		8,304
Loans and advances to banks		902
Gross carrying amount [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	472,498	457,958
Loans and advances to banks	6,611	26,902
Debt securities	3,643	3,397
Gross carrying amount [member] | Reverse Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	16,832	8,304
Loans and advances to banks	771	902
At fair value [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	472,085	457,461
Loans and advances to banks	6,564	26,812
Debt securities	3,586	3,303
At fair value [member] | Reverse Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	16,832	8,304
Loans and advances to banks	771	902
Unimpaired [Member] | Loans and receivables, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	16,832
Unimpaired [Member] | Loans and receivables, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	450,444	450,986
Unimpaired [Member] | Gross carrying amount [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	467,670	451,339
Unimpaired [Member] | At fair value [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	467,276	450,986
Financial assets impaired [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	4,169	4,320
Financial assets impaired [member] | Loans and receivables, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	4,809	6,475
Financial assets impaired [member] | Gross carrying amount [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	4,828	6,619
Financial assets impaired [member] | At fair value [member] | Loans and receivables, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 4,809	£ 6,475